UNITED STATES	0-50863
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549	CUSIP NUMBER
NOT APPLICABLE

FORM 12b-25

NOTIFICATION OF LATE FILING

(Check one):	☐ Form 10-K ☐ Form 20-F ☐ Form 11-K ☒ Form 10-Q ☐ Form 10-D ☐ Form N-SAR ☐ Form N-CSR

For Period Ended: December 31, 2013

☐ Transition Report on Form 10-K
☐ Transition Report on Form 20-F
☐ Transition Report on Form 11-K
☐ Transition Report on Form 10-Q
☐ Transition Report on Form N-SAR

For the Transition Period Ended: ________________

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates: N/A

PART 1 – REGISTRANT INFORMATION

InoLife Technologies, Inc.
(Full Name of Registrant)

N/A
(Former Name if Applicable)

P.O. Box 2223
Banner Elk, North Carolina 28604
(Address of registrant’s principal executive offices)

PART II — RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

(a)	☒	The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

(b)	☒
The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D,or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

(c)	☐	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III — NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period. (Attach extra Sheets if Needed)

As noted in the Form 8K filed with the Securities and Exchange Commission on August 30, 2013, the Company’s former auditor, L.A. Prevratil, LLC (“Prevratil”), resigned due to her relocation out of the United States on August 26, 2013.  The Company is unable to contact Prevratil, who is not responding to any attempts of communication.  Therefore, the Company’s new audit firm is unable to complete the communications with prior auditors required under generally accepted auditing standards, as well as being unable to review the prior period audit work papers to conclude a proper audit was performed. As a result, additional procedures are necessary to perform by the Company’s audit firm on the prior periods to enable them to precede with their review of the December 31, 2013 financial statements.  This has also resulted in a delay with the review of the Company’s September 30, 2013 financial statements (please see Form 8K filed on May 20, 2014 for more details).

PART IV — OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification

Gary S. Berthold	(919)	727-9186
(Name)	(Area Code)	(Telephone Number)

(2)
Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). Yes ☐ No ☒

10-Q for the period ended December 31, 2013

(3)
Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? Yes ☐ No ☒

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

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INOLIFE TECHNOLOGIES, INC.
(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

May 29, 2014	By:	/s/ Gary Berthold
Gary Berthold Chief Executive Officer and Chief Financial Officer

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